Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 22, 2014
Document Creation Date	dei_DocumentCreationDate	May 11, 2015